Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	MASTERS SELECT FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001020425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 4, 2011
The Masters' Select Focused Opportunities Fund (Prospectus Summary) | The Masters' Select Focused Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSFOX

The Masters' Select Focused Opportunities Fund (Prospectus Summary) | The Masters' Select Focused Opportunities Fund
The Masters' Select Focused Opportunities Fund
Investment Objective
The Masters' Select Focused Opportunities Fund (the "Focused Opportunities
Fund") seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.

Fees and Expenses of the Focused Opportunities Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Focused Opportunities Fund.

Shareholder Fees (paid directly from your investment)
Shareholder Fees	The Masters' Select Focused Opportunities Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	2.00%
Exchange Fees	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Masters' Select Focused Opportunities Fund Institutional Class
Management Fees		1.10%
Distribution (12b-1) Fees		none
Other Expenses		0.35%
Total Annual Fund Operating Expenses		1.45%
Fee Waiver and/or Expense Reimbursement		(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1][2]	1.37%
[1]	Litman/Gregory Fund Advisors, LLC ("Litman/Gregory"), the advisor to the Focused Opportunities Fund, has contractually agreed to waive its advisory fee by 0.08% of the Focused Opportunities Fund's daily net assets through April 30, 2012. This agreement may be terminated at any time by the Board of Trustees of the Masters' Select Funds Trust (the "Trust') upon sixty (60) days' written notice to Litman/Gregory, and Litman/Gregory may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement's annual expiration date. Litman/Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Focused Opportunities Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the prospectus, which reflects the additional 0.02% of expenses that Litman/Gregory voluntarily waived.

Example
This example is intended to help you compare the cost of investing in the
Focused Opportunities Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Focused Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Focused Opportunities Fund's operating expenses remain the same (taking into account the contractual expense waiver only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
The Masters' Select Focused Opportunities Fund Institutional Class	139	451	785	1,728

Portfolio Turnover
The Focused Opportunities Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Focused Opportunities Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Focused Opportunities Fund's performance. During the most recent fiscal year, the Focused Opportunities Fund's portfolio turnover rate was 45.47% of the average value of its portfolio.

Principal Strategies
Litman/Gregory, the advisor to the Focused Opportunities Fund, believes that it is possible to identify investment managers who, over a market cycle, will deliver superior returns relative to their peers. Litman/Gregory also believes that most stock pickers have a few select stocks in which they have a high degree of confidence. In the case of certain skilled stock pickers,
Litman/Gregory believes a portfolio of their "highest confidence" stocks will outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the Focused Opportunities Fund's strategy is to engage several proven managers as sub-advisors (each a "manager" or "sub-advisor"), with each manager investing in the securities of companies that it believes have strong appreciation potential. Under normal conditions, each sub-advisor manages a portion of the Focused Opportunities Fund's assets independently by managing a portfolio typically composed of between 5 and 7 stocks. The Focused
Opportunities Fund is "non-diversified," which means that the securities laws do not limit the percentage of assets it may invest in any one issuer, and therefore, it may hold larger positions in a smaller number of individual securities than a diversified fund. Litman/Gregory believes that concentrating the Focused Opportunities Fund's portfolio in a select, limited number of securities allows the sub-advisors' highest conviction ideas to have a meaningful impact on the Focused Opportunities Fund's performance. For example, with three sub-advisors, the Focused Opportunities Fund could own as few as 15 securities. Litman/Gregory believes limiting the number of holdings improves the long-term return opportunity because the portfolio contains only stocks of the sub-advisors' very highest-conviction ideas.

The Focused Opportunities Fund typically invests in the securities of large- and mid-sized U.S. companies, although the managers may also invest without limit in the securities of non-U.S. companies. At times, securities of non-U.S. companies may make up a material portion of the overall portfolio. The managers may also own securities of smaller companies, though these are expected to be a lesser portion of the overall fund portfolio. In addition, to a limited extent, the
Focused Opportunities Fund may invest in distressed companies, which
Litman/Gregory considers to be companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy. The Focused
Opportunities Fund's investments in distressed companies typically involve the purchase of high-yield bonds ("junk bonds"), bank debt or other indebtedness of such companies. The Focused Opportunities Fund may invest in junk bonds rated BB
(or lower) or Ba (or lower) by Standard & Poor's or Moody's Investor Services, respectively.

By executing this strategy, the Focused Opportunities Fund seeks to:

·  combine the efforts of several experienced, world-class managers;

·  access only the very highest-conviction stock-picking ideas of each manager at any point in time; and

·  reduce the risk of non-diversification at the overall portfolio level by incorporating managers with different stock-picking disciplines.

Generally, a security may be sold: (1) if the manager believes the security's market price exceeds the manager's estimate of intrinsic value; (2) if the manager's view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found;
(4) if general market conditions trigger a change in the manager's assessment criteria; or (5) for other portfolio management reasons.

Principal Risks
Investment in stocks exposes shareholders of the Focused Opportunities Fund to the risk of losing money if the value of the stocks held by the Focused
Opportunities Fund declines during the period an investor owns shares in the
Focused Opportunities Fund. The following risks could affect the value of your investment:

·  Market Risk. As with all mutual funds that invest in common stocks, the value of an individual's investment will fluctuate daily in response to the performance of the individual stocks held in the Focused Opportunities
   Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Focused
   Opportunities Fund.

·  Non-Diversification Risk. A probable result of non-diversification is that increases or decreases in the value of any of the individual securities owned by the Focused Opportunities Fund may have a greater impact on the Focused
   Opportunities Fund's net asset value and total return than would be the case in a diversified fund holding a larger number of securities. This may make the
   Focused Opportunities Fund's performance more volatile than would be the case if it had a diversified investment portfolio.

·  Foreign Company and Emerging Markets Risk. The Focused Opportunities Fund may
   invest a portion of its assets in securities of companies based outside of the
   United States. Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. These risks are greater in emerging markets.

·  Smaller Companies Risk. The Focused Opportunities Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small- and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

·  Distressed Companies Risk. The Focused Opportunities Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

·  Multi-Style Management Risk. Because portions of the Focused Opportunities
   Fund's assets are managed by different portfolio managers using different styles, the Focused Opportunities Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style.

Performance
The following performance information provides some indication of the risks of investing in the Focused Opportunities Fund. The bar chart shows changes in the performance of the Focused Opportunities Fund's Institutional Class shares from year to year. The table below shows how the Focused Opportunities Fund's average annual returns for 1-year and since inception periods compare to those of a broad-based market index. Past performance, before and after taxes, does not necessarily indicate how the Focused Opportunities Fund will perform in the future. Updated performance information is available on the Fund's website at
www.mastersfunds.com.

Masters' Select Focused Opportunities Fund - Institutional Class Calendar Year Total Returns

During the period shown above, the highest and lowest quarterly returns earned by the Focused Opportunities Fund were:

      Highest:         30.29%           Quarter ended June 30, 2009

      Lowest:         -27.48%           Quarter ended December 31, 2008

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns The Masters' Select Focused Opportunities Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Return Before Taxes	15.13%	0.74%	Jun 30, 2006
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	14.84%	0.43%	Jun 30, 2006
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.83%	0.54%	Jun 30, 2006
S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.05%	1.94%	Jun 30, 2006

The Focused Opportunities Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Focused Opportunities Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment. The "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Focused Opportunities Fund, a tax deduction is provided that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 29, 2011
The Masters' Select Focused Opportunities Fund (Prospectus Summary) | The Masters' Select Focused Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	The Masters' Select Focused Opportunities Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Masters' Select Focused Opportunities Fund (the "Focused Opportunities
Fund") seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Focused Opportunities Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Focused Opportunities Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Focused Opportunities Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Focused Opportunities Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Focused Opportunities Fund's performance. During the most recent fiscal year, the Focused Opportunities Fund's portfolio turnover rate was 45.47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.47%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Focused Opportunities Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the prospectus, which reflects the additional 0.02% of expenses that Litman/Gregory voluntarily waived.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the
Focused Opportunities Fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the Focused Opportunities Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Focused Opportunities Fund's operating expenses remain the same (taking into account the contractual expense waiver only in the first year).

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Litman/Gregory, the advisor to the Focused Opportunities Fund, believes that it is possible to identify investment managers who, over a market cycle, will deliver superior returns relative to their peers. Litman/Gregory also believes that most stock pickers have a few select stocks in which they have a high degree of confidence. In the case of certain skilled stock pickers,
Litman/Gregory believes a portfolio of their "highest confidence" stocks will outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the Focused Opportunities Fund's strategy is to engage several proven managers as sub-advisors (each a "manager" or "sub-advisor"), with each manager investing in the securities of companies that it believes have strong appreciation potential. Under normal conditions, each sub-advisor manages a portion of the Focused Opportunities Fund's assets independently by managing a portfolio typically composed of between 5 and 7 stocks. The Focused
Opportunities Fund is "non-diversified," which means that the securities laws do not limit the percentage of assets it may invest in any one issuer, and therefore, it may hold larger positions in a smaller number of individual securities than a diversified fund. Litman/Gregory believes that concentrating the Focused Opportunities Fund's portfolio in a select, limited number of securities allows the sub-advisors' highest conviction ideas to have a meaningful impact on the Focused Opportunities Fund's performance. For example, with three sub-advisors, the Focused Opportunities Fund could own as few as 15 securities. Litman/Gregory believes limiting the number of holdings improves the long-term return opportunity because the portfolio contains only stocks of the sub-advisors' very highest-conviction ideas.

The Focused Opportunities Fund typically invests in the securities of large- and mid-sized U.S. companies, although the managers may also invest without limit in the securities of non-U.S. companies. At times, securities of non-U.S. companies may make up a material portion of the overall portfolio. The managers may also own securities of smaller companies, though these are expected to be a lesser portion of the overall fund portfolio. In addition, to a limited extent, the
Focused Opportunities Fund may invest in distressed companies, which
Litman/Gregory considers to be companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy. The Focused
Opportunities Fund's investments in distressed companies typically involve the purchase of high-yield bonds ("junk bonds"), bank debt or other indebtedness of such companies. The Focused Opportunities Fund may invest in junk bonds rated BB
(or lower) or Ba (or lower) by Standard & Poor's or Moody's Investor Services, respectively.

By executing this strategy, the Focused Opportunities Fund seeks to:

·  combine the efforts of several experienced, world-class managers;

·  access only the very highest-conviction stock-picking ideas of each manager at any point in time; and

·  reduce the risk of non-diversification at the overall portfolio level by incorporating managers with different stock-picking disciplines.

Generally, a security may be sold: (1) if the manager believes the security's market price exceeds the manager's estimate of intrinsic value; (2) if the manager's view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found;
(4) if general market conditions trigger a change in the manager's assessment criteria; or (5) for other portfolio management reasons.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investment in stocks exposes shareholders of the Focused Opportunities Fund to the risk of losing money if the value of the stocks held by the Focused
Opportunities Fund declines during the period an investor owns shares in the
Focused Opportunities Fund. The following risks could affect the value of your investment:

·  Market Risk. As with all mutual funds that invest in common stocks, the value of an individual's investment will fluctuate daily in response to the performance of the individual stocks held in the Focused Opportunities
   Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Focused
   Opportunities Fund.

·  Non-Diversification Risk. A probable result of non-diversification is that increases or decreases in the value of any of the individual securities owned by the Focused Opportunities Fund may have a greater impact on the Focused
   Opportunities Fund's net asset value and total return than would be the case in a diversified fund holding a larger number of securities. This may make the
   Focused Opportunities Fund's performance more volatile than would be the case if it had a diversified investment portfolio.

·  Foreign Company and Emerging Markets Risk. The Focused Opportunities Fund may
   invest a portion of its assets in securities of companies based outside of the
   United States. Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. These risks are greater in emerging markets.

·  Smaller Companies Risk. The Focused Opportunities Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small- and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

·  Distressed Companies Risk. The Focused Opportunities Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

·  Multi-Style Management Risk. Because portions of the Focused Opportunities
   Fund's assets are managed by different portfolio managers using different styles, the Focused Opportunities Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style.

Risk, Lose Money	rr_RiskLoseMoney	Investment in stocks exposes shareholders of the Focused Opportunities Fund to the risk of losing money if the value of the stocks held by the Focused Opportunities Fund declines during the period an investor owns shares in the Focused Opportunities Fund. The following risks could affect the value of your investment:
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	A probable result of non-diversification is that increases or decreases in the value of any of the individual securities owned by the Focused Opportunities Fund may have a greater impact on the Focused Opportunities Fund's net asset value and total return than would be the case in a diversified fund holding a larger number of securities. This may make the Focused Opportunities Fund's performance more volatile than would be the case if it had a diversified investment portfolio.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Focused Opportunities Fund. The bar chart shows changes in the performance of the Focused Opportunities Fund's Institutional Class shares from year to year. The table below shows how the Focused Opportunities Fund's average annual returns for 1-year and since inception periods compare to those of a broad-based market index. Past performance, before and after taxes, does not necessarily indicate how the Focused Opportunities Fund will perform in the future. Updated performance information is available on the Fund's website at
www.mastersfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Focused Opportunities Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.mastersfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, does not necessarily indicate how the Focused Opportunities Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Masters' Select Focused Opportunities Fund - Institutional Class Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period shown above, the highest and lowest quarterly returns earned by the Focused Opportunities Fund were:

      Highest:         30.29%           Quarter ended June 30, 2009

      Lowest:         -27.48%           Quarter ended December 31, 2008

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The Focused Opportunities Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Focused Opportunities Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Focused Opportunities Fund, a tax deduction is provided that benefits the investor.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The Focused Opportunities Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Focused Opportunities Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment. The "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the Focused Opportunities Fund, a tax deduction is provided that benefits the investor.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
The Masters' Select Focused Opportunities Fund (Prospectus Summary) | The Masters' Select Focused Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.48%)
The Masters' Select Focused Opportunities Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.05%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
The Masters' Select Focused Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fees	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.37%	[1],[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	451
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	785
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,728
Annual Return 2007	rr_AnnualReturn2007	7.73%
Annual Return 2008	rr_AnnualReturn2008	(49.34%)
Annual Return 2009	rr_AnnualReturn2009	49.28%
Annual Return 2010	rr_AnnualReturn2010	15.13%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
The Masters' Select Focused Opportunities Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006
The Masters' Select Focused Opportunities Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.83%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2006

[1]	Litman/Gregory Fund Advisors, LLC ("Litman/Gregory"), the advisor to the Focused Opportunities Fund, has contractually agreed to waive its advisory fee by 0.08% of the Focused Opportunities Fund's daily net assets through April 30, 2012. This agreement may be terminated at any time by the Board of Trustees of the Masters' Select Funds Trust (the "Trust') upon sixty (60) days' written notice to Litman/Gregory, and Litman/Gregory may decline to renew this agreement by written notice to the Trust at least thirty (30) days before the agreement's annual expiration date. Litman/Gregory has waived its right to receive reimbursement of the portion of its advisory fees waived pursuant to this agreement.
[2]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the Focused Opportunities Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the prospectus, which reflects the additional 0.02% of expenses that Litman/Gregory voluntarily waived.